As filed with the Securities and Exchange Commission on October 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 4.3%
	American Residential Properties Trust
$ 890,000	1.904%, due 9/17/31, Series 2014-SFR1, Class B (a)(d)	$884,715
770,000	2.504%, due 9/17/31, Series 2014-SFR1, Class C (a)(d)	769,519
	Cajun Global, LLC
668,500	5.955%, due 2/20/41, Series 2011-1A, Class A2 (d)	690,001
	KeyCorp Student Loan Trust
552,492	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	485,101
	Oakwood Mortgage Investors, Inc.
283,440	0.405%, due 9/15/14, Series 2002-A, Class A1 (a)	246,141
	Structured Asset Securities Corp.
1,059,795	3.357%, due 1/25/31, Series 2003-AL2, Class A (d)	1,039,253
	Total Asset-Backed Securities (cost $4,080,694)	4,114,730

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.6%
	GNMA REMIC Trust
97,154	1.881%, due 3/16/46, Series 2013-46, Class AC (a)	93,912
6,436,657	1.057%, due 8/16/52, Series 2012-25, Class IO (a)	422,695
	Total Commercial Mortgage-Backed Securities - Agency (cost $515,810)	516,607

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 28.7%
	American Homes 4 Rent
500,000	2.750%, due 6/17/31, Series 2014-SFR1, Class E (a)(d)	470,938
	Banc of America Commercial Mortgage Trust
660,000	5.790%, due 6/10/49, Series 2007-3, Class AJ (a)	683,509
	Banc of America Large Loan, Inc.
535,565	2.154%, due 3/15/22, Series 2005-MIB1, Class K (a)(d)	472,580
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
570,000	5.488%, due 12/10/42, Series 2004-6, Class G (a)(d)	541,162
150,000	5.388%, due 10/10/45, Series 2005-5, Class G (a)(d)	138,710
	Barclays Commercial Mortgage Securities, LLC
770,000	3.155%, due 8/15/27, Series 2014-BXO, Class D (a)(d)	771,404
	Bayview Commercial Asset Trust
679,317	0.605%, due 4/25/35, Series 2005-1, Class M2 (a)(d)	597,408
553,515	0.555%, due 4/25/36, Series 2006-1, Class M2 (a)(d)	427,895
	Bear Stearns Commercial Mortgage Securities Trust
686,000	5.600%, due 3/11/39, Series 2006-PW11, Class D (a)(d)	620,967
1,000,000	5.897%, due 6/11/40, Series 2007-PW16, Class AJ (a)	1,026,456
478,000	4.898%, due 6/11/41, Series 2005-PWR8, Class D	445,119
510,000	5.611%, due 9/11/41, Series 2006-PW13, Class AJ (a)	528,915
36,465,093	0.129%, due 6/11/50, Series 2007-PW18, Class X1 (a)(d)	249,895
	Business Loan Express Business Loan Trust
45,083	1.105%, due 5/15/29, Series 2003-AA, Class A (a)(d)(f)	41,476
172,985	0.585%, due 2/25/31, Series 2004-A, Class A (a)(d)	141,547
515,094	0.445%, due 9/25/38, Series 2005-AA, Class A (a)(d)	404,043
	Business Loan Express SBA Loan Trust
25,845	1.155%, due 4/25/29, Series 2003-1A, Class A (a)(d)(f)	24,553
210,588	0.955%, due 1/25/32, Series 2003-2A, Class A (a)(d)(f)	197,952
349,892	0.955%, due 6/27/33, Series 2005-1A, Class M (a)(d)(f)	297,408
659,482	0.396%, due 10/20/38, Series 2006-AA, Class A (a)(d)	564,365
	CBA Commercial Small Balance Commercial Mortgage
1,031,996	0.405%, due 6/25/38, Series 2006-1A, Class A (a)(d)	654,273
	CNL Commercial Mortgage Loan Trust
113,386	0.796%, due 10/20/27, Series 2001-1A, Class A (a)(d)	104,863
174,627	2.656%, due 10/20/27, Series 2001-1A, Class B (a)(d)(f)	155,418
473,175	0.875%, due 3/23/28, Series 2001-2A, Class A (a)(d)	439,217
174,874	0.755%, due 10/25/28, Series 2002-1A, Class A (a)(d)(f)	164,819
185,982	0.955%, due 3/27/29, Series 2002-2A, Class A (a)(d)	170,778
186,989	0.595%, due 10/25/30, Series 2003-2A, Class A1 (a)(d)	160,809
561,873	0.655%, due 5/15/31, Series 2003-1A, Class A1 (a)(d)	510,616
	Comm Mortgage Trust
1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	1,607,754
	Credit Suisse First Boston Mortgage Securities
1,450,000	5.792%, due 1/15/37, Series 2004-C1, Class H (a)(d)	1,386,089
350,000	5.766%, due 11/15/37, Series 2004-C5, Class H (a)(d)	329,825
980,000	5.447%, due 8/15/38, Series 2005-C4, Class E (a)(d)	926,517
	Credit Suisse Commercial Mortgage Trust
1,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	1,006,082
1,170,000	6.097%, due 9/15/39, Series 2007-C4, Class AJ (a)	1,229,681
	GE Business Loan Trust
110,051	0.445%, due 5/15/32, Series 2004-1, Class A (a)(d)	106,378
24,324	0.855%, due 5/15/32, Series 2004-1, Class B (a)(d)	23,247
229,746	0.655%, due 11/15/33, Series 2005-2A, Class B (a)(d)	216,693
	GE Commercial Mortgage Corp.
500,000	5.490%, due 11/10/45, Series 2005-C4, Class AJ (a)	505,863
	Invitation Homes Trust
300,000	2.400%, due 12/17/30, Series 2013-SFR1, Class D (a)(d)	292,500
910,000	1.655%, due 6/17/31, Series 2014-SFR1, Class B (a)(d)	896,634
	JP Morgan Chase Commercial Mortgage Securities Trust
1,240,000	5.147%, due 9/12/37, Series 2005-CB12, Class B (a)	1,215,178
800,000	5.491%, due 7/15/41, Series 2004-LN2, Class D (a)	745,261
100,000	6.058%, due 4/15/45, Series 2006-LDP7, Class B (a)	84,363
805,000	6.197%, due 2/15/51, Series 2007-LDP12, Class B (a)	776,722
	LB-UBS Commercial Mortgage Trust
440,000	5.094%, due 12/15/39, Series 2004-C8, Class G (d)	436,042
	Lehman Brothers Small Balance Commercial
440,546	0.405%, due 2/25/30, Series 2005-1A, Class A (a)(d)	401,493
568,467	1.105%, due 2/25/30, Series 2005-1A, Class B (a)(d)	486,497
133,857	0.405%, due 9/25/30, Series 2005-2A, Class 1A (a)(d)	120,058
62,186	0.375%, due 4/25/31, Series 2006-1A, Class 1A (a)(d)	57,648
115,020	0.385%, due 4/25/31, Series 2006-1A, Class 2A (a)(d)	99,442
321,210	0.465%, due 4/25/31, Series 2006-1A, Class M1 (a)(d)	242,626
175,222	0.585%, due 4/25/31, Series 2006-1A, Class M2 (a)(d)	135,012
	ML-CFC Commercial Mortgage Trust
190,000	6.073%, due 6/12/46, Series 2006-2, Class B (a)(d)	189,793
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(d)	378,525
380,000	5.587%, due 2/12/44, Series 2007-HQ11, Class D (a)	345,456
	VFC LLC
608,709	2.750%, due 7/20/30, Series 2014-2, Class A (d)(f)	608,709
	Wachovia Bank Commercial Mortgage Trust
150,000	5.429%, due 7/15/42, Series 2005-C20, Class E (a)(d)	149,179
400,000	5.545%, due 12/15/44, Series 2005-C22, Class B (a)	392,124
690,000	5.672%, due 10/15/48, Series 2006-C28, Class B (a)	669,583
220,000	5.368%, due 11/15/48, Series 2006-C29, Class AJ (a)	218,429
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $27,050,514)	27,286,498

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.5%
	FHLMC
181,417	0.435%, due 9/25/31, Series T-35, Class A (a)	169,972
	FNMA REMIC Trust
227,333	2.000%, due 10/25/40, Series 2013-53, Class CB	222,929
	GNMA II Pool
87,155	2.518%, due 9/20/63, Pool #899223 (a)	95,577
	Total Residential Mortgage-Backed Securities - Agency (cost $464,935)	488,478

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 61.3%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.229%, due 9/21/30, Series 2000-LB1, Class AF5 (a)	590,343
	Accredited Mortgage Loan Trust
478,542	4.330%, due 6/25/33, Series 2003-1, Class A1	433,527
	ACE Securities Corp. Home Equity Loan Trust
418,767	1.325%, due 7/25/33, Series 2003-NC1, Class M1 (a)	401,022
	Adjustable Rate Mortgage Trust
49,209	2.753%, due 8/25/35, Series 2005-4, Class 3A1 (a)	43,179
423,588	0.695%, due 11/25/35, Series 2005-6A, Class 1A1 (a)	351,720
	AFC Home Equity Loan Trust
151,600	1.085%, due 11/24/28, Series 1998-4, Class 2A2 (a)	135,758
350,698	1.035%, due 2/25/29, Series 1999-1, Class 1A1 (a)	304,080
	AFC Trust Series
196,371	0.905%, due 10/25/30, Series 2000-3, Class 1A (a)(d)	173,578
	American Home Mortgage Investment Trust
114,718	5.064%, due 9/25/35, Series 2005-2, Class 5A1	114,214
353,135	6.100%, due 1/25/37, Series 2007-A, Class 13A1 (d)	222,134
254,322	1.919%, due 4/25/44, Series 2004-1, Class 3A (a)	250,975
	Asset Backed Securities Corp.
101,479	2.255%, due 2/25/32, Series 2002-WF2, Class M2 (a)	100,260
	Banc of America Alternative Loan Trust
249,239	6.000%, due 7/25/34, Series 2004-6, Class 3A3	255,919
1,527,528	6.000%, due 1/25/37, Series 2006-9, Class 2NC1	996,133
	Banc of America Funding Corp.
82,273	2.601%, due 12/20/34, Series 2004-B, Class 1A1 (a)	69,950
189,862	2.601%, due 12/20/34, Series 2004-B, Class 1A2 (a)	161,423
46,456	5.045%, due 12/20/34, Series 2004-C, Class 1B2 (a)	41,767
109,308	0.406%, due 5/20/35, Series 2005-C, Class A2 (a)	95,522
2,772,139	2.419%, due 9/20/35, Series 2005-F, Class 1X (a)	220,120
241,334	45.137%, due 7/25/47, Series 2007-5, Class 7A2 (a)(g)	387,495
	Banc of America Mortgage Securities
179,665	5.500%, due 1/25/34, Series 2003-10, Class 1A2	180,555
	Bayview Financial Asset Trust
853,966	0.605%, due 3/25/37, Series 2007-SR1A, Class A (a)(d)	742,132
426,983	1.055%, due 3/25/37, Series 2007-SR1A, Class M2 (a)(d)(f)	358,666
	Bear Stearns Adjustable Rate Mortgage Trust
87,107	5.605%, due 2/25/36, Series 2005-12, Class 24A1 (a)	85,555
	Bear Stearns Asset Backed Securities Trust
175,835	5.500%, due 11/25/33, Series 2003-AC6, Class A3	165,386
14,420,053	0.526%, due 9/25/35, Series 2005-SD4, Class 1X (a)	409,335
	Bella Vista Mortgage Trust
321,756	0.695%, due 2/22/35, Series 2005-1, Class 2A (a)	282,672
	Carrington Mortgage Loan Trust
97,661	0.255%, due 6/25/37, Series 2007-HE1, Class A1 (a)	96,811
	CDC Mortgage Capital Trust
366,667	0.775%, due 1/25/33, Series 2002-HE1, Class A (a)	352,665
197,317	2.630%, due 3/25/34, Series 2003-HE4, Class M2 (a)	184,094
	Chase Funding Mortgage Loan Asset-Backed Certificates
208,476	6.333%, due 4/25/32, Series 2002-2, Class 1A5	213,372
357,187	5.159%, due 11/25/32, Series 2003-4, Class 1M1	331,519
	Cit Group Home Equity Loan Trust
533,019	6.710%, due 2/25/33, Series 2002-1, Class AF5	534,067
	Citicorp Mortgage Securities Trust
479,554	5.500%, due 6/25/36, Series 2006-3, Class 3A1	482,563
	Citigroup Mortgage Loan Trust, Inc.
537,366	6.000%, due 7/25/34, Series 2004-NCM1, Class 2A2	557,486
603,786	2.770%, due 10/25/35, Series 2005-8, Class 1A2A (a)	515,768
260,677	2.804%, due 7/25/36, Series 2006-AR5, Class 1A3A (a)	218,288
272,203	6.333%, due 1/25/37, Series 2007-OPX1, Class A4B	170,640
	CitiMortgage Alternative Loan Trust
299,683	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	243,541
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E, Class B1 (a)(f)	372,931
	Countrywide Alternative Loan Trust
404,998	5.500%, due 12/25/35, Series 2005-57CB, Class 3A3	354,837
322,495	6.000%, due 2/25/37, Series 2006-45T1, Class 1A15	243,471
	Countrywide Asset-Backed Certificates
11,822	4.456%, due 10/25/35, Series 2005-4, Class AF3 (a)	11,871
	Countrywide Home Equity Loan Trust
341,281	0.375%, due 12/15/29, Series 2004-G, Class 2A (a)	307,449
	Countrywide Home Loans
258,115	5.000%, due 6/25/18, Series 2003-15, Class 2A1	263,853
399,125	2.363%, due 10/20/34, Series 2004-15, Class 3A (a)	313,452
117,491	5.500%, due 10/25/34, Series 2004-19, Class A15	109,795
186,419	6.000%, due 10/25/34, Series 2005-8R, Class A3	187,572
89,553	0.575%, due 11/25/34, Series 2004-R2, Class 1AF1 (a)(d)	79,312
94,920	18.411%, due 1/25/36, Series 2005-30, Class A2 (a)(g)	123,221
191,627	2.533%, due 4/20/36, Series 2006-HYB2, Class 3A1 (a)	157,961
131,933	6.250%, due 10/25/36, Series 2006-15, Class A1	116,986
161,098	6.000%, due 12/25/36, Series 2008-2R, Class A1	157,724
240,145	2.551%, due 3/25/37, Series 2007-HYB1, Class 3A1 (a)	179,890
	Credit Suisse First Boston Mortgage Securities Corp.
79,227	7.500%, due 6/25/20, Series 1997-2, Class A (d)	79,766
563,228	7.500% due 5/25/32, Series 2002-10, Class 1M2 (a)	538,290
226,119	2.234%, due 3/25/33, Series 2003-AR9, Class CB1 (a)	184,084
1,040,870	1.755%, due 2/25/34, Series 2004-AR1, Class 6M2 (a)	865,751
96,580	5.500%, due 2/25/35, Series 2005-1, Class 2A6	95,347
247,831	7.000%, due 9/25/35, Series 2005-8, Class 7A1	200,617
	Credit Suisse Mortgage Trust
472,101	5.000%, due 4/25/29, Series 07-5, Class 9A2	466,482
254,379	5.750%, due 12/26/35, Series 2005-1R, Class 2A5 (d)	229,244
666,644	6.000%, due 5/27/36, Series 2009-12R, Class 15A1 (d)	706,519
101,664	6.500%, due 7/26/36, Series 2007-5R, Class A5	59,444
258,147	5.691%, due 10/26/36, Series 2007-4R, Class 1A1 (a)(d)	200,726
	Credit-Based Asset Servicing and Securitization
363,000	6.231%, due 12/25/36, Series 2007-MX1, Class A4 (d)	313,257
	CSAB Mortgage Backed Trust
114,430	5.898%, due 5/25/37, Series 2007-1, Class 1A1A (a)	68,799
	Delta Funding Home Equity Loan Trust
688,452	8.590%, due 5/15/30, Series 2000-1, Class M2	691,671
	Deutsche Alt-A Securities, Inc.
199,053	5.500%, due 12/25/35, Series 2005-6, Class 1A3	178,203
850,773	0.365%, due 6/25/37, Series 2007-AR3, Class 1A2 (a)	684,314
	Encore Credit Receivables Trust
210,000	0.645%, due 10/25/35, Series 2005-3, Class M2 (a)	205,085
	Equity One ABS, Inc.
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1	81,692
	First Franklin Mortgage Loan Trust
758,470	0.775%, due 11/25/31, Series 2001-FF2, Class A1 (a)	685,941
	First Horizon Alternative Mortgage Securities
240,680	2.239%, due 9/25/35, Series 2005-AA7, Class 2A1 (a)	213,861
	First Horizon Mortgage Pass-Through Trust
189,244	6.000%, due 8/25/36, Series 2006-2, Class 1A7	188,328
239,686	2.396%, due 7/25/37, Series 2007-AR2, Class 2A1 (a)	199,985
	GS Mortgage Securities Corp.
106,709	7.500%, due 9/25/36, Series 2008-2R, Class 1A1 (a)(d)	88,533
891,857	7.500%, due 10/25/36, Series 2008-2R, Class 2A1 (a)(d)	739,533
	GSAA Home Equity Trust
189,587	0.425%, due 7/25/37, Series 2007-7, Class A4 (a)	159,063
	GSMPS Mortgage Loan Trust
225,196	7.601%, due 5/19/27, Series 1998-2, Class A (a)(d)	229,018
26,535	8.500%, due 1/25/35, Series 2005-RP1, Class 1A4 (d)	27,622
115,785	8.000%, due 1/25/36, Series 2006-RP1, Class 1A3 (d)	120,158
54,066	8.500%, due 1/25/36, Series 2006-RP1, Class 1A4 (d)	57,310
	GSR Mortgage Loan Trust
249,580	7.495%, due 1/25/34, Series 2004-2F, Class 7A2 (a)	44,128
178,930	0.485%, due 12/25/34, Series 2004-14, Class 2A1 (a)	159,255
556,788	2.674%, due 10/25/35, Series 2005-AR5, Class 1A1 (a)	491,154
163,450	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	148,955
403,109	6.250%, due 8/25/36, Series 2006-7F, Class 3A5	341,872
	HarborView Mortgage Loan Trust
246,385	2.695%, due 2/25/36, Series 2006-2, Class 1A (a)	192,030
395,129	3.431%, due 6/19/36, Series 2006-3, Class 1A1A (a)	269,849
	Home Equity Asset Trust
200,000	0.585%, due 2/25/36, Series 2005-8, Class M1 (a)	164,478
	IMC Home Equity Loan Trust
766,460	6.724%, due 8/20/29, Series 1998-3, Class A7	776,658
	Impac CMB Trust
385,941	5.216%, due 12/25/32, Series 2002-9F, Class A1	390,617
154,520	0.995%, due 10/25/33, Series 2003-11, Class 2A1 (a)	156,219
387,694	1.055%, due 10/25/33, Series 2003-8, Class 2A1 (a)	389,455
168,328	0.975%, due 8/25/34, Series 2004-8, Class 3A (a)	159,346
200,984	1.805%, due 10/25/34, Series 2004-5, Class 1M4 (a)	188,178
780,277	1.805%, due 5/25/35, Series 2005-4, Class 2B1 (a)	778,220
46,052	0.905%, due 2/25/36, Series 2005-8, Class 2M2 (a)	40,665
	IndyMac INDX Mortgage Loan Trust
112,564	0.955%, due 5/25/34, Series 2004-AR10, Class 2A1 (a)	103,788
354,467	2.375%, due 6/25/35, Series 2005-AR7, Class 1A1 (a)	264,491
1,818,733	1.435%, due 8/25/35, Series 2005-AR13, Class 3A1 (a)	1,395,446
907,259	4.637%, due 12/25/35, Series 2006-R1, Class A3 (a)	708,018
262,695	2.595%, due 9/25/36, Series 2006-AR25, Class 6A1 (a)	239,158
	Irwin Home Equity
196,476	2.030%, due 1/25/34, Series 2004-A, Class M2 (a)	190,231
485,878	5.900%, due 9/25/37, Series 2006-3, Class 2A4 (d)	490,369
	Jefferies Securitization Trust
83,000	5.122%, due 7/26/37, Series 2009-R7, Class 9A1 (a)	83,521
	JP Morgan Mortgage Trust
81,280	2.604%, due 2/25/35, Series 2005-A1, Class 4A1 (a)	81,488
111,347	2.613%, due 5/25/36, Series 2006-A3, Class 3A2 (a)	101,439
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A, Class A3 (d)	405,281
445,000	6.250%, due 9/26/36, Series 2010-RR10A, Class A3 (d)	460,575
223,000	6.000%, due 8/26/37, Series 2010-RR15A, Class A3 (d)	224,683
	Lehman Mortgage Trust
769,017	5.800%, due 1/25/36, Series 2005-3, Class 2A5	734,091
157,739	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	114,073
	Lehman Structured Securities Corp.
156,464	0.000%, due 7/26/24, Series 2002-GE1, Class A (a)(d)(f)	122,042
	Long Beach Mortgage Loan Trust
782,872	0.676%, due 1/21/31, Series 2000-1, Class AV1 (a)	734,044
	MASTR Adjustable Rate Mortgages Trust
405,534	0.485%, due 12/25/34, Series 2004-15, Class 6A1 (a)	349,608
30,081	2.415%, due 7/25/35, Series 2005-6, Class 5A1 (a)	25,782
	MASTR Alternative Loan Trust
208,160	4.500%, due 9/25/19, Series 2004-10, Class 1A1	206,538
	MASTR Asset Backed Securities Trust
460,959	1.880%, due 2/25/34, Series 2004-WMC1, Class M2 (a)	457,406
	MASTR Reperforming Loan Trust
109,027	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	111,581
706,691	0.505%, due 5/25/35, Series 2005-2, Class 1A1F (a)(d)	603,164
	Merrill Lynch Alternative Note Asset Trust
209,226	6.000%, due 3/25/37, Series 2007-F1, Class 2A6	159,918
354,016	6.000%, due 3/25/37, Series 2007-F1, Class 1A2	226,938
	Merrill Lynch Mortgage Investors Trust
97,184	2.138%, due 3/25/33, Series 2003-A2, Class 2M1 (a)	82,873
	Merrill Lynch Mortgage Synthetic
1,563,222	0.921%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(d)	1,419,445
310,000	0.966%, due 6/28/35, Series 2005-ACR1, Class M3 (a)(d)	250,816
	Morgan Stanley Dean Witter Capital I Trust
218,342	1.580%, due 10/25/31, Series 2001-NC3, Class M1 (a)	214,001
100,054	1.430%, due 2/25/32, Series 2001-AM1, Class M1 (a)	92,820
	Morgan Stanley Mortgage Loan Trust
334,126	2.445%, due 9/25/34, Series 2004-7AR, Class 2A7 (a)	331,613
506,606	6.000%, due 6/25/36, Series 2006-7, Class 4A2	465,457
1,453,604	5.962%, due 6/25/36, Series 2006-7, Class 5A2	866,790
	NAAC Reperforming Loan REMIC Trust
247,320	0.605%, due 2/25/35, Series 2004-R3, Class AF (a)(d)	206,331
	New Century Alternative Mortgage Loan Trust
117,367	5.651%, due 10/25/36, Series 2006-ALT2, Class AF2 (a)	74,358
	Nomura Asset Acceptance Corp.
456,318	6.918%, due 2/19/30, Series 2001-R1A, Class A (a)(d)	454,536
	Option One Mortgage Loan Trust
39,872	1.355%, due 1/25/32, Series 2001-4, Class M1 (a)	34,372
	People's Choice Home Loan Securities Trust
275,000	0.495%, due 12/25/35, Series 2005-4, Class 1A3 (a)	171,406
	Prime Mortgage Trust
713,780	7.000%, due 7/25/34, Series 2005-5, Class 1A1	706,825
167,882	8.000%, due 7/25/34, Series 2005-5, Class 1A3	174,387
301,399	6.000%, due 5/25/35, Series 2006-DR1, Class 2A2 (d)	304,139
	Provident Bank Home Equity Loan Trust
408,000	2.154%, due 1/25/30, Series 1998-4, Class A9 (a)	323,380
	RBSGC Mortgage Pass-Through Certificates
478,202	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	428,669
	RBSSP Resecuritization Trust
2,418,304	1.500%, due 7/26/37, Series 2010-4, Class 7A1X (d)	33,425
	Residential Accredit Loans, Inc.
470,305	0.425%, due 5/25/46, Series 2006-QO5, Class 3A4 (a)	232,116
	Residential Asset Mortgage Products, Inc.
306,262	5.700%, due 10/25/31, Series 2001-RS3, Class AI5 (a)	311,073
221,367	5.910%, due 1/25/32, Series 2002-RS1, Class AI5 (a)	224,273
282,206	0.775%, due 6/25/33, Series 2003-RS5, Class AIIB (a)	260,392
533,925	5.683%, due 9/25/33, Series 2003-RS8, Class MI1	452,968
	Residential Asset Securities Corp.
135,882	7.279%, due 4/25/32, Series 2002-KS2, Class AI5	140,910
800,790	5.310%, due 10/25/33, Series 2003-KS8, Class MI1	780,039
	Residential Asset Securitization Trust
477,323	5.000%, due 8/25/19, Series 2004-A6, Class A1	474,698
	Residential Funding Mortgage Securities I, Inc.
340,000	4.750%, due 6/25/33, Series 2003-S13, Class A1	344,848
104,442	5.500%, due 9/25/33, Series 2003-S17, Class A3	105,800
377,898	5.500%, due 9/25/33, Series 2003-S17, Class A5	392,810
657,799	2.704%, due 8/25/35, Series 2005-SA3, Class 1A (a)	534,103
234,529	3.532%, due 11/25/36, Series 2006-SA4, Class 2A1 (a)	209,739
	Residential Fundings Securities Corp.
848,540	1.015%, due 3/25/33, Series 2002-RP1, Class A1 (a)(d)	727,108
	Saxon Asset Securities Trust
364,915	7.170%, due 3/25/29, Series 2001-2, Class AF5	380,670
	Securitized Asset Backed Receivables LLC Trust
1,020,000	1.205%, due 3/25/35, Series 2005-FR2, Class M3 (a)	742,644
	Security National Mortgage Loan Trust
189,184	0.805%, due 11/25/34, Series 2004-2, Class AV (a)(d)	169,507
504,810	0.435%, due 1/25/37, Series 2006-3A, Class A1 (a)(d)	480,369
272,672	0.505%, due 4/25/37, Series 2007-1, Class 2A (a)(d)	231,447
	Southern Pacific Secured Assets Corp.
468,848	7.080%, due 3/25/28, Series 1998-1, Class A6	469,037
	Structured Adjustable Rate Mortgage Loan Trust
578,030	2.391%, due 7/25/34, Series 2004-8, Class 2A2 (a)	548,471
157,881	2.451%, due 3/25/35, Series 2005-4, Class 1A1 (a)	145,330
257,491	2.592%, due 11/25/35, Series 2005-21, Class 3A1 (a)	208,566
628,014	2.540%, due 6/25/37, Series 2007-5, Class 2A1 (a)	557,395
	Structured Asset Investment Loan Trust
455,841	1.205%, due 8/25/33, Series 2003-BC9, Class M1 (a)	425,470
	Structured Asset Securities Corp.
161,708	8.567%, due 12/25/29, Series 2004-SC1, Class A (a)(d)	159,232
607,361	2.536%, due 7/25/32, Series 2002-14A, Class 1A1 (a)	584,625
296,564	2.378%, due 7/25/33, Series 2003-24A, Class 5A (a)	292,507
244,673	2.478%, due 11/25/33, Series 2003-34A, Class 3A6 (a)	234,181
30,383	4.920%, due 3/25/34, Series 2004-6XS, Class M1	30,423
345,738	5.500%, due 2/25/35, Series 2005-1, Class 7A6	325,897
468,813	0.505%, due 4/25/35, Series 2005-RF2, Class A (a)(d)	393,328
377,948	0.595%, due 6/25/35, Series 2005-9XS, Class 2A3 (a)	311,611
	Terwin Mortgage Trust
425,079	1.555%, due 7/25/34, Series 2004-7HE, Class A3 (a)(d)	392,301
460,000	1.505%, due 3/25/35, Series 2005-4HE, Class M3 (a)(d)	362,270
888,179	0.465%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	850,067
	Truman Capital Mortgage Loan Trust
541,000	3.655%, due 3/25/37, Series 2005-1, Class M2 (a)(d)	513,531
	Wachovia Mortgage Loan Trust, LLC
172,559	2.665%, due 8/20/35, Series 2005-A, Class 1A1 (a)	151,214
	WAMU Mortgage Pass-Through Certificates
356,664	2.374%, due 10/25/36, Series 2006-AR12, Class 1A1 (a)	312,134
215,104	1.917%, due 7/25/42, Series 2002-AR9, Class 2A (a)	203,942
	Washington Mutual Mortgage Pass-Through Certificates
91,004	5.500%, due 4/25/22, Series 2007-2, Class 3A1	80,769
	Washington Mutual MSC Mortgage Pass-Through Certificates
171,753	7.500%, due 7/25/34, Series 2004-RA4, Class 3A	180,591
	Wells Fargo Mortgage Backed Securities Trust
182,353	5.000%, due 5/25/20, Series 2005-5, Class 1A1	186,835
155,465	2.615%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	156,243
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $57,369,094)	58,205,081

	U.S. GOVERNMENT AGENCY - 2.3%
	FNMA TBA
2,000,000	4.000%, due 9/1/40 (b)	2,120,313
	Total U.S. Government Agency (cost $2,109,922)	2,120,313

	SHORT-TERM INVESTMENTS - 2.1%
2,030,985	First American Government Obligations Fund - Class Z, 0.01% (c)	2,030,985
	Total Short-Term Investments (cost $2,030,985)	2,030,985

	Total Investments (cost $93,621,954) - 99.8%	94,762,692
	Other Assets less Liabilities - 0.2%	227,305
	TOTAL NET ASSETS - 100.0%	$94,989,997

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2014.
(b)	Security purchased on a when-issued basis. As of August 31, 2014, the total cost of investments purchased on a when-issued basis was $2,109,922 or 2.2% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of  August 31, 2014, the value of these investments was $32,501,148 or 34.2% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at the substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(g)	Inverse floating rate instrument.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 10.4%
	American Residential Properties Trust
$ 610,000	1.904%, due 9/17/31, Series 2014-SFR1, Class B (a)(c)	$606,378
	Avis Budget Rental Car Funding AESOP, LLC
620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	624,271
	Bush Truck Leasing, LLC
345,873	5.000%, due 9/25/18, Series 2011-AA, Class B (c)	344,845
54,018	5.000%, due 9/25/18, Series 2011-AA, Class C (c)	46,234
	Conseco Financial Corp.
81,234	6.820%, due 5/15/29, Series 1997-5, Class A6	82,472
	CPS Auto Receivables Trust
179,633	2.820%, due 4/16/18, Series 2011-A, Class A (c)	181,114
	Educational Services of America, Inc.
431,974	0.725%, due 2/26/29, Series 2013-1, Class A (a)(c)	432,188
	GE Business Loan Trust
108,425	0.445%, due 5/15/32, Series 2004-1, Class A (a)(c)	104,806
60,067	0.855%, due 5/15/32, Series 2004-1, Class B (a)(c)	57,408
	Hertz Vehicle Financing, LLC
670,000	1.120%, due 8/25/17, Series 2013-1A, Class A1 (c)	669,692
	KeyCorp Student Loan Trust
472,403	0.555%, due 5/25/29, Series 2000-A, Class A2 (a)	458,609
427,485	0.764%, due 1/25/37, Series 2003-A, Class 2B (a)	375,342
	Montefiore Medical Center
890,000	3.896%, due 5/20/27 (c)	905,444
	SLM Student Loan Trust
400,000	2.977%, due 9/15/32, Series 2003-C, Class A3 (a)(d)	396,000
150,000	2.987%, due 9/15/32, Series 2003-C, Class A4 (a)	151,466
	Small Business Administration Participation Certificates
145,542	4.727%, due 2/10/19, Series 2009-P10A, Class 1	155,572
208,804	3.080%, due 9/1/19, Series 2009-10E, Class 1	215,749
400	0.980%, due 9/1/22, Series 2012-10E, Class 1	391
	SoFi Professional Loan Program
500,000	1.806%, due 6/25/25, Series 2014-A, Class A1 (a)(c)	504,771
	Structured Asset Securities Corp.
314,406	3.357%, due 1/25/31, Series 2003-AL2, Class A (c)	308,312
	U.S. Education Loan Trust IV, LLC
6,392	0.627%, due 9/1/22, Series 2007-1A, Class 1A3 (a)(c)	6,392
	Total Asset-Backed Securities (cost $6,634,344)	6,627,456

	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 13.3%
	GNMA REMIC Trust
215,340	2.237%, due 3/16/33, Series 2011-110, Class A	217,060
254,897	1.738%, due 1/16/34, Series 2011-161, Class A	255,559
674,377	1.350%, due 6/16/37, Series 2013-57, Class A	664,086
24,909	6.000%, due 12/20/39, Series 2010-14, Class QP	26,669
684,214	2.500%, due 8/16/41, Series 2014-52, Class CA (a)	692,713
694,307	2.400%, due 11/16/41, Series 2014-40, Class AC (a)	717,227
502,751	1.723%, due 8/16/42, Series 2013-46, Class AB	489,832
786,173	1.300%, due 2/16/46, Series 2013-68, Class AC	760,803
505,202	1.881%, due 3/16/46, Series 2013-46, Class AC (a)	488,341
1,145,566	1.884%, due 5/16/46, Series 2013-72, Class AC	1,108,228
1,231,647	1.042%, due 7/16/46, Series 2012-123, Class A	1,140,236
507,071	2.426%, due 3/16/48, Series 2013-78, Class AF	500,945
1,261,651	1.838%, due 8/16/51, Series 2013-15, Class AC	1,199,095
	Total Commercial Mortgage-Backed Securities - Agency (cost $8,425,882)	8,260,794

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.4%
	American Homes 4 Rent
400,000	1.600%, due 6/17/31, Series 2014-SFR1, Class B (a)(b)	392,250
	Banc of America Commercial Mortgage Trust
143,743	5.790%, due 6/10/49, Series 2007-3, Class A3 (a)	143,839
840,000	5.790%, due 6/10/49, Series 2007-3, Class AJ (a)	869,921
180,455	5.948%, due 2/10/51, Series 2007-4, Class A4 (a)	199,375
	Banc of America Large Loan
300,000	4.870%, due 12/20/41, Series 2010-UB4, Class A4B (a)(c)(d)	302,250
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
40,834	5.347%, due 11/10/42, Series 2005-1, Class A4 (a)	40,903
	Bear Stearns Commercial Mortgage Securities Trust
410,000	5.897%, due 6/11/40, Series 2007-PW16, Class AJ (a)	420,847
15,841,487	0.297%, due 1/12/45, Series 2007-T26, Class X1 (a)(c)	74,598
500,000	6.084%, due 6/11/50, Series 2007-PW17, Class AJ (a)	509,502
66,300,170	0.129%, due 6/11/50, Series 2007-PW18, Class X1 (a)(c)	454,355
	Citigroup Commercial Mortgage Trust
140,000	5.865%, due 10/15/41, Series 2004-C2, Class H (a)(c)	126,525
	Comm Mortgage Trust
195,815	6.850%, due 8/15/33, Series 2000-C1, Class G (a)(c)	207,219
	Credit Suisse Commercial Mortgage Trust
17,774	5.857%, due 3/15/39, Series 2006-C2, Class A2 (a)	17,773
	Credit Suisse First Boston Mortgage Securities Corp.
424,000	4.891%, due 3/15/35, Series 2003-CPN1, Class E	423,871
430,000	5.766%, due 11/15/37, Series 2004-C5, Class H (a)(c)	405,214
	FFCA Secured Lending Corp.
838,528	7.850%, due 5/18/26, Series 1999-2, Class WA1C (c)(d)	884,647
5,283	7.770%, due 9/18/27, Series 2000-1, Class A2 (c)(d)	5,376
	GCCFC Commercial Mortgage Trust
580,722	4.799%, due 8/12/42, Series 2005-GG3, Class A4 (a)	583,610
	Invitation Homes Trust
296,562	1.400%, due 12/17/30, Series 2013-SFR1, Class A (a)(c)	297,239
90,000	1.655%, due 6/17/31, Series 2014-SFR1, Class B (a)(c)	88,678
1,000,000	1.756%, due 9/17/31, Series 2014-SFR2, Class B (a)(c)	989,375
	JP Morgan Chase Commercial Mortgage Securities Trust
820,000	5.337%, due 5/15/47, Series 2006-LDP9, Class AMS	824,162
	LB-UBS Commercial Mortgage Securities Trust
85,882	5.623%, due 11/15/30, Series 2005-C7, Class A3 (a)	85,845
2,413,683	0.849%, due 11/15/38, Series 2006-C7, Class XCL (a)(c)	30,783
267,000	4.856%, due 2/15/40, Series 2005-C1, Class D (a)	269,869
	Lehman Brothers Small Balance Commercial Mortgage Pass-Through Certificates
263,436	1.105%, due 2/25/30, Series 2005-1A, Class B (a)(c)	225,450
	ML-CFC Commercial Mortgage Trust
500,000	6.073%, due 6/12/46, Series 2006-2, Class B (a)(c)	499,455
150,000	0.386%, due 6/12/50, Series 2007-7, Class AMFL (a)(c)	118,789
	Morgan Stanley Capital I Trust
1,050,000	5.070%, due 12/13/41, Series 2005-T17, Class E (a)(c)	602,199
60,224	0.406%, due 4/12/49, Series 2007-HQ12, Class A2FL (a)	59,962
200,000	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	202,329
	Morgan Stanley Dean Witter Capital I Trust
502,534	6.000%, due 1/15/39, Series 2002-TOP7, Class H (c)	504,003
	Morgan Stanley Re-REMIC Trust
225,629	4.250%, due 12/19/40, Series 2011-KEY, Class 1A (c)	225,777
	Silver Bay Realty Trust
500,000	1.604%, due 9/17/31, Series 2014-1, Class B (a)(c)	489,844
	VFC LLC
465,585	2.750%, due 7/20/30, Series 2014-2, Class A (c)(d)	465,585
	Wachovia Bank Commercial Mortgage Trust
28,926	0.235%, due 6/15/20, Series 2007-WHL8, Class A1 (a)(c)	28,763
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,502,735
410,000	5.368%, due 11/15/48, Series 2006-C29, Class AJ (a)	407,071
	WaMu Mortgage Pass-Through Certificates
87,039	1.918%, due 2/27/34, Series 2002-AR2, Class A (a)	86,422
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $13,998,558)	14,066,410

	CORPORATE NON-CONVERTIBLE BOND - 0.0%
	Norfolk Southern Corp.
4,000	5.257%, due 9/17/14	4,009
	Total Corporate Non-Convertible Bond (cost $4,005)	4,009

	MUNICIPAL BONDS - 12.6%
	Alaska - 0.30%
	Alaska Housing Finance Corp. Revenue Bonds
155,000	5.200%, due 6/1/33 (Callable 6/1/17)	155,463
	California - 0.30%
	California Housing Finance Agency Revenue Bonds
175,000	4.700%, due 8/1/24 (Callable 2/1/17)	177,338
	Florida - 1.30%
	Capital Trust Agency, Inc. Revenue Bonds
525,000	3.750%, due 12/1/26 (Callable 12/1/22)	494,366
	Florida HomeLoan Corp. Revenue Bonds
340,594	2.800%, due 7/1/41 (Callable 1/1/20)	335,516
	Georgia - 0.40%	829,882
	Georgia Housing & Finance Authority Revenue Bonds
225,000	4.250%, due 12/1/24 (Callable 6/1/19)	237,845
	Indiana - 0.20%
	Indiana Housing & Community Development Authority Revenue Bonds
120,000	4.550%, due 7/1/27 (Callable 7/1/16)	122,489
	Maryland - 0.20%
	Maryland Community Development Administration Revenue Bonds
120,000	4.000%, due 9/1/25 (Callable 3/1/22)	123,605
	Massachusetts - 1.80%
	Massachusetts Housing Finance Agency Revenue Bonds
400,000	4.782%, due 12/1/20 (Callable 6/1/20)	433,876
620,000	4.750%, due 12/1/23 (Callable 12/1/16) (AGM Insured)	653,505
		1,087,381
	Minnesota - 0.70%
	Minnesota Housing Finance Agency Revenue Bonds
466,489	2.350%, due 3/1/43 (Callable 7/1/22)	447,163
	New Hampshire - 0.80%
	New Hampshire Housing Finance Authority Revenue Bonds
465,000	3.750%, due 7/1/34 (Callable 7/1/23)	489,659
	New Jersey - 1.60%
	New Jersey Higher Education Assistance Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	314,370
	New Jersey Housing & Mortgage Finance Agency
350,000	1.960%, due 11/1/18	349,685
350,000	2.164%, due 11/1/19	346,759
		1,010,814
	North Carolina - 1.70%
	City of Charlotte NC Airport Special Facilities Revenue Bonds
775,000	4.557%, due 7/1/21	817,331
	North Carolina Housing Finance Agency Revenue Bonds
238,000	5.250%, due 7/1/38 (Callable 7/1/17)	250,804
		1,068,135
	Ohio - 0.70%
	Columbus Regional Airport Authority Revenue Bonds
25,000	4.000%, due 10/20/14	25,029
	Summit County Development Finance Authority Revenue Bonds
410,000	6.250%, due 5/15/26	421,849
		446,878
	Oregon - 0.30%
	State of Oregon Housing & Community Services Department Revenue Bonds
175,000	5.000%, due 1/1/42 (Callable 7/1/22)	187,378
	South Carolina - 0.50%
	South Carolina State Housing Finance & Development Authority Revenue Bonds
300,000	5.150%, due 7/1/37 (Callable 7/1/15) (AMBAC Insured)	309,669
	Tennessee - 1.10%
	Memphis Center City Revenue Finance Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	482,736
	Tennessee Housing Development Agency Revenue Bonds
220,000	2.950%, due 1/1/17	227,055
		709,791
	Texas - 0.50%
	Bexar County Housing Finance Corp. Revenue Bonds
303,690	5.375%, due 10/1/39 (Callable 10/1/2016)	319,066
	Wisconsin - 0.20%
	Wisconsin Housing & Economic Devlopment Authority Revenue Bonds
100,000	3.450%, due 4/1/20	105,020
	Total Municipal Bonds (cost $7,861,262)	7,827,576

	PRINCIPAL ONLY BOND - 0.4%
	South Carolina Student Loan Corp.
222,150	0.656%, due 1/25/41	222,147
	Total Principal Only Bond (cost $222,149)	222,147

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 6.1%
	FHLMC
27,474	8.850%, due 3/15/21, Series 129, Class H	30,958
130,838	3.250%, due 4/15/25, Series 3845, Class NA	134,609
29,478	3.500%, due 1/15/26, Series 3823, Class GA	30,762
44,791	3.500%, due 3/15/26, Series 3834, Class GA	46,758
448,914	2.000%, due 3/15/42, Series 4024, Class KP	455,979
323,124	2.000%, due 11/15/42, Series 4135, Class BQ	280,842
406,616	1.322%, due 10/25/44, Series T-62, Class 1A1 (a)	414,834
	FNMA
14,559	3.000%, due 9/25/37, Series 2010-34, Class JD	14,667
157,361	3.000%, due 10/25/38, Series 2010-137, Class MC	160,375
99,346	2.500%, due 10/25/39, Series 2010-118, Class DJ	101,329
32,647	2.000%, due 10/25/40, Series 2012-113, Class PB	31,639
383,400	3.000%, due 1/25/42, Series 2012-80, Class HD	388,951
505,184	1.000%, due 3/25/43, Series 2013-14, Class PB	492,011
	GNMA
674,391	1.250%, due 12/16/27, Series 2012-143, Class XC	652,017
42,701	5.464%, due 6/20/37, Series 2008-55, Class WT (a)	45,839
41,894	4.000%, due 10/20/38, Series 2009-75, Class LC	43,816
319,759	3.500%, due 9/16/39, Series 2010-144, Class DK	330,013
135,668	2.500%, due 9/20/39, Series 2010-150, Class GD	136,524
	Total Residential Mortgage-Backed Securities - Agency (cost $3,840,368)	3,791,923

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 16.9%
	Aames Mortgage Trust
15,209	4.500%, due 3/25/33, Series 2002-2, Class A2	15,090
	Accredited Mortgage Loan Trust
122,137	0.895%, due 10/25/33, Series 2003-2, Class A3 (a)	109,005
	Ameriquest Mortgage Securities, Inc.
3,109	0.895%, due 11/25/34, Series 2004-R11, Class A2 (a)	3,103
	Amortizing Residential Collateral Trust
12,688	0.735%, due 7/25/32, Series 2002-BC4, Class A (a)	11,753
29,644	0.795%, due 8/25/32, Series 2002-BC6, Class A1 (a)	28,621
	AMRECSO Residential Securities Corp. Mortgage Loan Trust
417,622	7.300%, due 2/25/28, Series 1998-2, Class A5	417,519
150,057	0.635%, due 7/25/28, Series 1998-3, Class A7 (a)	141,450
	Argent Securities, Inc.
54,337	2.780%, due 3/25/34, Series 2003-W7, Class M2 (a)	49,529
234,833	0.795%, due 6/24/34, Series 2004-W9, Class A2 (a)	218,574
	Asset Backed Funding Certificates
21,975	0.505%, due 7/25/35, Series 2005-OPT1, Class A1MZ (a)	21,691
	Banc of America Funding Corp.
42,134	2.053%, due 1/26/37, Series 2009-R6, Class 3A1 (a)(c)	42,267
	Banc of America Mortgage Securities, Inc.
58,148	4.965%, due 12/25/34, Series 2004-K, Class 4A1 (a)	57,421
	Bear Stearns Asset Backed Securities Trust
7,708	0.815%, due 10/25/32, Series 2002-2, Class A1 (a)	7,376
10,822	5.500%, due 10/25/33, Series 2003-AC5, Class A2	11,228
430,138	0.895%, due 1/25/34, Series 2003-ABF1, Class A (a)	416,317
	Bear Stearns Mortgage Securities, Inc.
131,451	6.379%, due 3/25/31, Series 1997-6, Class 1A (a)	138,623
	Carrington Mortgage Loan Trust
375,618	0.255%, due 6/25/37, Series 2007-HE1, Class A1 (a)	372,349
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series 2003-A, Class AF4	44,014
7,753	4.660%, due 12/25/32, Series 2002-D, Class AF6 (a)	7,871
	Citigroup Mortgage Loan Trust, Inc.
10,634	0.565%, due 12/25/33, Series 2003-HE4, Class A (a)(c)	10,638
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1 (a)	284,678
	Countrywide Alternative Loan Trust
20,605	5.500%, due 11/25/35, Series 2005-54CB, Class 1A7	21,024
65,608	5.500%, due 12/25/35, Series 2005-64CB, Class 1A7	68,755
	Countrywide Home Loans
31,610	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	32,262
	Countywide Asset-Backed Certificates
17,257	1.760%, due 1/25/34, Series 2004-BC1, Class M2 (a)	16,254
	Credit-Based Asset Servicing and Securitization LLC
26,819	3.950%, due 1/25/33, Series 2003-CB1, Class AF	26,687
	Delta Funding Home Equity Loan Trust
40,972	0.575%, due 6/25/27, Series 1997-2, Class A7 (a)	38,809
	Encore Credit Receivables Trust
630,000	0.645%, due 10/25/35, Series 2005-3, Class M2 (a)	615,254
	Equity One Mortgage Pass-Through Trust
358,088	0.405%, due 7/25/34, Series 2004-2, Class AV2 (a)	304,051
	GMACM Home Equity Loan Trust
321,497	0.595%, due 12/25/26, Series 2001-HE2, Class IA1 (a)	281,962
	GSAA Trust
27,794	6.220%, due 4/25/34, Series 2004-3, Class M1	26,491
	GSMPS Mortgage Loan Trust
67,844	7.500%, due 1/25/35, Series 2005-RP1, Class 1A2 (c)	70,752
	HSI Asset Securitization Corp. Trust
25,000	0.445%, due 1/25/36, Series 2006-OPT2, Class 2A4 (a)	23,861
	Impac CMB Trust
448,335	5.216%, due 12/25/32, Series 2002-9F, Class A1	453,767
72,364	5.867%, due 12/25/32, Series 2002-9F, Class M1	73,245
	Irwin Home Equity Loan Trust
403,321	5.420%, due 6/25/35, Series 2005-1, Class M1	406,649
	Mastr Resecuritization Trust
46,291	2.905%, due 8/25/35, Series 2005-3CI, Class N1 (a)(c)	46,199
	Mastr Specialized Loan Trust
72,118	5.006%, due 7/25/35, Series 2005-2, Class A2 (a)(c)	72,313
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
136,826	2.609%, due 10/20/29, Series 1999-TBC3, Class A2 (a)	139,325
	Merrill Lynch Mortgage Synthetic
1,000,000	0.921%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(c)	908,025
	RASC Trust
425,932	0.275%, due 2/25/37, Series 2007-KS2, Class AI2 (a)	418,226
	Residential Asset Mortgage Products, Inc.
402,626	5.800%, due 10/25/33, Series 2003-RS9, Class MI1	385,686
173,832	1.055%, due 8/25/34, Series 2004-RS8, Class MII1 (a)	164,032
	Residential Funding Mortgage Securities I, Inc.
79,153	3.532%, due 11/25/36, Series 06-SA4, Class 2A1 (a)	70,787
	Saxon Asset Securities Trust
19,567	1.280%, due 12/25/32, Series 2002-3, Class M1 (a)	18,327
	Specialty Underwriting & Residential Finance Trust
149,126	0.855%, due 8/25/34, Series 2003-BC3, Class A (a)	139,161
	Structured Adjustable Rate Mortgage Loan Trust
134,848	0.800%, due 3/25/35, Series 2005-6XS, Class A4 (a)	134,042
	Structured Asset Securities Corp. Mortgage Loan Trust
577,008	5.000%, due 3/25/35, Series 2005-4XS, Class 1A3	592,529
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
50,981	3.450%, due 2/25/32, Series 2002-AL1, Class A2	50,874
134,443	0.735%, due 1/25/33, Series 2002-HF1, Class A (a)	125,525
157,510	1.130%, due 12/25/33, Series 2003-S2, Class M1A (a)	149,831
472,529	5.370%, due 12/25/33, Series 2003-S2, Class M1F	474,199
	Terwin Mortgage Trust
867,627	0.465%, due 7/25/36, Series 2005-12AL, Class AV2 (a)	830,396
	UCFC Home Equity Loan
16,537	6.905%, due 4/15/30, Series 1998-D, Class MF1	17,090
	Wells Fargo Mortgage Backed Securities Trust
444,185	2.615%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	446,409
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $9,729,732)	10,051,916

	U.S. GOVERNMENT AGENCIES - 0.9%
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25(d)	543,750
	Total U.S. Government Agencies (cost $552,338)	543,750

	U.S. TREASURY SECURITIES - 10.4%
	United States Treasury Note
3,400,000	2.125%, due 11/30/14	3,417,333
2,000,000	0.375%, due 4/15/15	2,003,828
1,000,000	0.250%, due 5/15/15	1,001,289
	Total U.S. Treasury Securities (cost $6,422,403)	6,422,450

	SHORT-TERM INVESTMENTS - 20.5%
	Private Placement Participation Agreements - 6.0%
1,039,367	Abington Emerson Reo III, 9.000%, 12/31/16 (d)(e)	1,039,367
	Basepoint Merchant Lending Trust
1,477,302	9.500%, due 5/31/15, Series SPL-II (d)(f)	1,477,302
1,166,465	BasePoint - BP GFM Trust, 10.000%, 5/5/17 (d)(g)	1,166,465
	Total Private Placement Participation Agreements (cost $3,683,134)	3,683,134

	Repurchase Agreements - 13.2%
3,135,000	RBC Capital Markets Corp.
	0.000%, dated 8/19/14, matures 9/2/14, repurchase price $3,135,000,
	collateralized by U.S. Treasury securities (h)	3,135,000
5,062,500	RBC Capital Markets Corp.
	0.000%, dated 8/19/14, matures 9/2/14, repurchase price $5,062,500,
	collateralized by U.S. Treasury securities (h)	5,062,500
	Total Repurchase Agreements (cost $8,197,500)	8,197,500

	Money Market Fund - 1.3%
814,448	First American Government Obligations Fund - Class Z, 0.01% (b)	814,448
	Total Money Market Fund (cost $814,448)	814,448
	Total Short-Term Investments (cost $12,695,082)	12,695,082

	Total Investments (cost $70,386,123) - 113.9%	70,513,513
	Liabilities less Other Assets - (13.9)%	(8,598,917)
	TOTAL NET ASSETS - 100.0%	$61,914,596

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2014.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2014.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of August 31, 2014, the value of these investments was $12,968,173 or 20.9% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of August 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Abington Emerson Reo III.
(f)	Agreement is illiquid as of August 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint Merchant Lending Trust, Series SPL-II.
(g)	Agreement is illiquid as of August 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP GFM Trust.
(h)	The Fund has sold the collateral related to the repurchase agreements held, and with the proceeds, purchased a portion of the U.S. Treasury securities included in the schedule of investments.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Securities Sold Short - August 31, 2014 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY SECURITIES - 13.2%
	United States Treasury Note
$ 5,000,000	2.000%, due 7/31/20	$5,044,140
3,000,000	2.750%, due 11/15/23	3,115,194
	Total U.S. Treasury Securities (proceeds $7,972,063)	8,159,334

	Total Securities Sold Short (proceeds $7,972,063)	$8,159,334

Semper Funds
Notes to the Schedule of Investments
August 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

Municipal Securities: Municipal securities are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

U.S. Government Securities: U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2014:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$4,114,730	$-	$4,114,730
Commercial Mortgage-Backed Securities - Agency	-	516,607	-	516,607
Commercial Mortgage-Backed Securities – Non-Agency	-	25,796,163	1,490,335	27,286,498
Residential Mortgage-Backed Securities - Agency	-	488,478	-	488,478
Residential Mortgage-Backed Securities – Non-Agency	-	57,351,442	853,639	58,205,081
U.S. Government Agency	-	2,120,313	-	2,120,313
Total Fixed Income	-	90,387,733	2,343,974	92,731,707
Short-Term Investments	2,030,985	-	-	2,030,985
Total Investments	$2,030,985	$90,387,733	$2,343,974	$94,762,692

Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$-	$6,231,456	$396,000	$6,627,456
Commercial Mortgage-Backed Securities - Agency	-	8,260,794	-	8,260,794
Commercial Mortgage-Backed Securities – Non-Agency	-	12,408,552	1,657,858	14,066,410
Corporate Non-Convertible Bond	-	4,009	-	4,009
Municipal Bonds	-	7,827,576	-	7,827,576
Principal Only Bond	-	222,147	-	222,147
Residential Mortgage-Backed Securities - Agency	-	3,791,923	-	3,791,923
Residential Mortgage-Backed Securities – Non-Agency	-	10,051,916	-	10,051,916
U.S. Government Agencies	-	-	543,750	543,750
U.S. Treasury Securities	-	6,422,450	-	6,422,450
Total Fixed Income	-	55,220,823	2,597,608	57,818,431
Private Placement Participation Agreements	-	-	3,683,134	3,683,134
Repurchase Agreements	-	8,197,500	-	8,197,500
Money Market Fund	814,448	-	-	814,448
Total Assets	$814,448	$63,418,323	$6,280,742	$70,513,513

Liabilities:
Securities Sold Short	$-	$8,159,334	$-	$8,159,334
Total Liabilities	$-	$8,159,334	$-	$8,159,334

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at August 31, 2014, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Commercial Mortgage-Backed Securities – Non-Agency	Residential Mortgage-Backed Securities - Agency	Residential Mortgage-Backed Securities – Non-Agency
Balance as of November 30, 2013	$-	$101,378	$369,674
Accrued discounts/premiums	3,625	(296)	11,499
Realized gain/(loss)	3,302	(468)	7,444
Change in unrealized appreciation/(depreciation)	22,124	2,998	(85)
Purchases	1,587,750	317	499,318
Sales	(126,466)	(8,352)	(34,211)
Transfers in and/or out of Level 3	-	(95,577)	-
Balance as of August 31, 2014	$1,490,335	$-	$853,639

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2014, and still classified as level 3 was $(206).

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset-Backed Securities	Commercial Mortgage-Backed Securities – Non-Agency	U.S. Government Agencies	Private Placement Participation Agreements
Balance as of November 30, 2013	$-	$-	$-	$1,668,741
Accrued discounts/premiums	-	(3,234)	(1,220)	-
Realized gain/(loss)	-	(8,656)	-	(629)
Change in unrealized appreciation/(depreciation)	(2,050)	(2,078)	1,295	-
Purchases	597,300	1,897,812	543,675	3,600,000
Sales	(199,250)	(225,985)	-	(1,584,978)
Transfers in and/or out of Level 3	-	-	-	-
Balance as of August 31, 2014	$396,000	$1,657,858	$543,750	$3,683,134

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2014, and still classified as level 3 was $0.

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  The Funds’ primary pricing service was unable to provide pricing for six asset-backed, commercial mortgage-backed and U.S. Government agency securities held on August 31, 2014.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of August 31, 2014, are as follows:

Investments in Securities	Value at 8/31/14	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – Abington Emerson Reo III	$1,039,367	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9.5%, which was approximately 5% higher than the current yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 15% subordination, approximately 50% overcollateralization, and access to timely loan cash flow information.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.2 year average life.  A yield spread of 5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 8/31/14, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint – BP GFM Trust	$1,166,465	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 8%, which was approximately 3.5% higher than the current yield of the Barclays Capital High Yield Loan Index.  In our view, the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the approximate 1.2 year average life.  A yield spread of 3.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 8/31/14, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – Basepoint Merchant Lending Trust	$1,477,302	Valued at par	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 9%, which was approximately 4.5% higher than the current yield of the Barclays Capital High Yield Loan Index (“Barclays Loan Index”).  The credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, transaction structure allowing losses more than 3 times greater than base case before any interest rate impairment and over 4.5 times before any principal impairment.  The liquidity of the loan participation is materially lower than the Barclays Loan Index constituent liquidity, however, that is largely offset by the approximate 1.5 year average life.  A yield spread of 4.5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been as expected with no asset quality deterioration. As of 8/31/14, the Barclays Loan Index current yield remains approximately the same as the time of purchase (+444 basis point spread over its benchmark, LIBOR), and a price of par results in a very similar spread to the Barclays Loan Index.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At August 31, 2014, the Short Duration Fund had investments in illiquid securities with a total value of $3,683,134 or 6.0% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
Abington Emerson Reo III	$1,039,367	3/14 – 6/14	$1,039,367
Basepoint Merchant Lending Trust – Series SPL-II	1,477,302	7/13 – 4/14	1,477,302
Basepoint – BP GFM Trust	1,166,465	5/14 – 8/14	1,166,465

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

MBS Total Return Fund

Cost of investments	$93,621,954

Gross unrealized appreciation	$1,781,415
Gross unrealized depreciation	(640,677)
Net unrealized appreciation	$1,140,738

Short Duration Fund

Cost of investments	$70,386,123

Gross unrealized appreciation	$735,152
Gross unrealized depreciation	(607,762)
Net unrealized appreciation	$127,390

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 10/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 10/24/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 10/24/2014

* Print the name and title of each signing officer under his or her signature.